Related Parties (FY) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2022
Related Party Transactions [Abstract]
Sublease cash payments received	$ 0.4
Security deposit liability		$ 0.2